Derivative Instruments (Details) (Derivative Instrument Option Activity [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instrument Option Activity [Member]
Number of Options Outstanding at Beginning	65	65
Number of Options Granted	0	0
Number of Options Exercised	0	0
Number of Options Forfeited	(10)	0
Number of Options Outstanding at Ending	55	65
Weighted-average Exercise Price outstanding at Beginning	$ 1.82	$ 1.82
Weighted-average Exercise Price Granted	$ 0	$ 0
Weighted-average Exercise Price Exercised	$ 0	$ 0
Weighted-average Exercise Price Forfeited	$ 1.72	$ 0
Weighted-average Exercise Price Outstanding at Ending	$ 1.84	$ 1.82